Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Intangible Assets, Net [Line Items]
Amortization of other intangible assets	$ 9,578	$ 11,799	$ 12,158